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                               [Nationwide LOGO]

                                 NATIONWIDE(R)


                             VLI SEPARATE ACCOUNT-5



                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2001




                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO









WR-0113-6/01
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                              [LOGO - NATIONWIDE]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]


                             PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VLI Separate Account-5.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J. Gasper


                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS'EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001 The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds;and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners.This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES in Contract Owners' Equity includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners'equity equals Contract owners'equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                      NATIONWIDE VLI SEPARATE ACCOUNT-5
         STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                JUNE 30, 2001
                                 (UNAUDITED)

ASSETS:
  Investments at fair value:
  W & R Target Funds, Inc.- Asset Strategy Portfolio (WRAsStrPr)
    21,178 shares (cost $139,201) .........................................    $ 136,754

  W & R Target Funds, Inc.- Balanced Portfolio (WRBalPr)
    20,773 shares (cost $148,566) ........................................       146,772

  W & R Target Funds, Inc.- Bond Portfolio (WRBdPr)
    18,600 shares (cost $100,008) ........................................        99,967

  W & R Target Funds, Inc.- Core Equity Portfolio (WRCrEqPr)
    35,037 shares (cost $390,384) ........................................       379,588

  W & R Target Funds, Inc.- Growth Portfolio (WRGrwPr)
    46,632 shares (cost $418,804) ........................................       413,931

  W & R Target Funds, Inc.- High Income Portfolio (WRHiIncPr)
    7,042 shares (cost $25,322) ..........................................        24,986

  W & R Target Funds, Inc.- International Portfolio (WRIntPr)
    9,012 shares (cost $63,111) ..........................................        61,335

  W & R Target Funds, Inc.- Limited-Term Bond Portfolio (WRLmtBnd)
    2,239 shares (cost $12,160) ..........................................        12,134

  W & R Target Funds, Inc.- Money Market Portfolio (WRMnyMkt)
    476,945 shares (cost $476,945) .......................................       476,945

  W & R Target Funds, Inc.- Science & Technology Portfolio (WRScTech)
    13,574 shares (cost $170,242) ........................................       168,333

  W & R Target Funds, Inc.- Small Cap Portfolio (WRSmCap)
    24,746 shares (cost $198,704) ........................................       207,635

  W & R Target Funds, Inc.- Value Portfolio (WRValPr)
    96 shares (cost $478) ................................................           478
                                                                             -----------
     Total investments ....................................................    2,128,858

Accounts receivable .......................................................         --
                                                                             -----------
     Total assets .........................................................    2,128,858

ACCOUNTS PAYABLE ..........................................................       11,069
                                                                             -----------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................  $ 2,117,789
                                                                             ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF OPERATIONS
FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS)
THROUGH JUNE 30, 2001
(UNAUDITED)

                                                     Total         WRAsStrPr        WRBalPr         WRBdPr         WRCrEqPr
                                                   ---------       ---------       ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................      $   2,538            --              --              --              --
  Mortality and expense risk charges
    (note 3) ................................          1,976              81              72              48             213
                                                   ---------       ---------       ---------       ---------       ---------
    Net investment activity .................          4,514              81              72              48             213
                                                   ---------       ---------       ---------       ---------       ---------

  Proceeds from mutual funds shares sold ....        918,780             461             150             506             638
  Cost of mutual fund shares sold ...........       (918,950)           (487)           (153)           (504)           (660)
                                                   ---------       ---------       ---------       ---------       ---------
    Realized gain (loss) on investments .....           (170)            (26)             (3)              2             (22)
  Change in unrealized gain (loss)
    on investments ..........................        (15,067)         (2,448)         (1,793)            (41)        (10,796)
                                                   ---------       ---------       ---------       ---------       ---------
    Net gain (loss) on investments ..........        (15,237)         (2,474)         (1,796)            (39)        (10,818)
                                                   ---------       ---------       ---------       ---------       ---------
  Reinvested capital gains ..................           --              --              --              --              --
                                                   ---------       ---------       ---------       ---------       ---------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................      $ (10,723)         (2,393)         (1,724)              9         (10,605)
                                                   =========       =========       =========       =========       =========


                                                   WRGrwPr     WRHiIncPr    WRIntPr
                                                   -------     ---------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................        --           --           --
  Mortality and expense risk charges
    (note 3) ................................         190           13           44
                                                   ------       ------       ------
      Net investment activity ...............         190           13           44
                                                   ------       ------       ------

  Proceeds from mutual funds shares sold ....         302          290          519
  Cost of mutual fund shares sold ...........        (328)        (290)        (544)
                                                   ------       ------       ------
    Realized gain (loss) on investments .....         (26)        --            (25)
  Change in unrealized gain (loss)
    on investments ..........................      (4,873)        (336)      (1,776)
                                                   ------       ------       ------
    Net gain (loss) on investments ..........      (4,899)        (336)      (1,801)
                                                   ------       ------       ------
  Reinvested capital gains ..................        --           --           --
                                                   ------       ------       ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ....      (4,709)        (323)      (1,757)
                                                   ======       ======       ======

                                                     WRLmtBnd       WRMnyMkt       WRScTech       WRSmCap         WRValPr
                                                     --------       --------       --------       --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $   --            2,538           --             --             --
  Mortality and expense risk charges
   (note 3) ...................................             5          1,115             94            101           --
                                                     --------       --------       --------       --------         ------
    Net investment activity ...................             5          3,653             94            101           --
                                                     --------       --------       --------       --------         ------

    Proceeds from mutual funds shares sold ....            54        914,940            532            388           --
    Cost of mutual fund shares sold ...........           (53)      (914,940)          (577)          (414)          --
                                                     --------       --------       --------       --------         ------
      Realized gain (loss) on investments .....             1           --              (45)           (26)          --
    Change in unrealized gain (loss)
      on investments ..........................           (26)          --           (1,909)         8,931           --
                                                     --------       --------       --------       --------         ------
      Net gain (loss) on investments ..........           (25)          --           (1,954)         8,905           --
                                                     --------       --------       --------       --------         ------
    Reinvested capital gains ..................          --             --             --             --             --
                                                     --------       --------       --------       --------         ------
        Net increase (decrease) in contract owners'
         equity resulting from operations .....      $    (20)         3,653         (1,860)         9,006           --
                                                     ========       ========       ========       ========         ======


 See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS)
THROUGH JUNE 30, 2001
(UNAUDITED)

                                                       Total           WRAsStrPr          WRBalPr           WRBdPr
                                                    -----------       -----------       -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ......................      $     4,514                81                72                48
  Realized gain (loss) on investments ........             (170)              (26)               (3)                2
  Change in unrealized gain (loss)
    on investments ...........................          (15,067)           (2,448)           (1,793)              (41)
  Reinvested capital gains ...................             --                --                --                --
                                                    -----------       -----------       -----------       -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................          (10,723)           (2,393)           (1,724)                9
                                                    -----------       -----------       -----------       -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................        2,265,048            30,606            33,234            18,266
  Transfers between funds ....................             --             114,515           119,760            83,572
  Surrenders .................................             (413)             --                --                --
  Death benefits (note 4) ....................             --                --                --                --
  Policy loans (net of repayments) (note 5) ..             --                --                --                --
  Deductions for surrender charges
    (note 2d) ................................             --                --                --                --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................         (136,123)           (5,971)           (4,502)           (1,878)
                                                    -----------       -----------       -----------       -----------
      Net equity transactions ................        2,128,512           139,150           148,492            99,960
                                                    -----------       -----------       -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........        2,117,789           136,757           146,768            99,969
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................             --                --                --                --
                                                    -----------       -----------       -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      $ 2,117,789           136,757           146,768            99,969
                                                    ===========       ===========       ===========       ===========

CHANGES IN UNITS:
  Beginning units ............................             --                --                --                --
                                                    -----------       -----------       -----------       -----------
  Units purchased ............................          379,445            14,994            15,296             9,683
  Units redeemed .............................         (157,725)             (616)             (449)             (181)
                                                    -----------       -----------       -----------       -----------
  Ending units ...............................          221,720            14,378            14,847             9,502
                                                    ===========       ===========       ===========       ===========

                                                      WRCrEqPr          WRGrwPr          WRHiIncPr          WRIntPr
                                                    -----------       -----------       -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ......................             213               190                13                44
  Realized gain (loss) on investments ........             (22)              (26)             --                 (25)
  Change in unrealized gain (loss)
    on investments ...........................         (10,796)           (4,873)             (336)           (1,776)
  Reinvested capital gains ...................            --                --                --                --
                                                   -----------       -----------       -----------       -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................         (10,605)           (4,709)             (323)           (1,757)
                                                   -----------       -----------       -----------       -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................          54,976            53,441             2,794             9,073
  Transfers between funds ....................         348,133           377,575            23,395            57,176
  Surrenders .................................            --                --                --                --
  Death benefits (note 4) ....................            --                --                --                --
  Policy loans (net of repayments) (note 5) ..            --                --                --                --
  Deductions for surrender charges
    (note 2d) ................................            --                --                --                --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................         (12,918)          (12,376)             (884)           (3,156)
                                                   -----------       -----------       -----------       -----------
      Net equity transactions ................         390,191           418,640            25,305            63,093
                                                   -----------       -----------       -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         379,586           413,931            24,982            61,336
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................            --                --                --                --
                                                   -----------       -----------       -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........         379,586           413,931            24,982            61,336
                                                   ===========       ===========       ===========       ===========

CHANGES IN UNITS:
  Beginning units ............................            --                --                --                --
                                                   -----------       -----------       -----------       -----------
  Units purchased ............................          43,177            46,814             2,435             7,320
  Units redeemed .............................          (1,376)           (1,324)              (94)             (345)
                                                    -----------       -----------       -----------       -----------
  Ending units ...............................          41,801            45,490             2,341             6,975
                                                   ===========       ===========       ===========       ===========

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR THE PERIOD JANUARY 5, 2001 (COMMENCEMENT OF OPERATIONS)
THROUGH JUNE 30, 2001
(UNAUDITED)

                                                     WRLmtBnd        WRMnyMkt         WRScTech         WRSmCap          WRValPr
INVESTMENT ACTIVITY:
  Net investment income ......................      $        5            3,653               94              101             --
  Realized gain (loss) on investments ........               1             --                (45)             (26)            --
  Change in unrealized gain (loss)
    on investments ...........................             (26)            --             (1,909)           8,931             --
  Reinvested capital gains ...................            --               --               --               --               --
                                                    ----------       ----------       ----------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
        operations ...........................             (20)           3,653           (1,860)           9,006             --
                                                    ----------       ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................             805        2,010,099           27,254           24,500             --
  Transfers between funds ....................          11,488       (1,467,829)         151,431          180,306              478
  Surrenders .................................            --               --               (413)            --               --
  Death benefits (note 4) ....................            --               --               --               --               --
  Policy loans (net of repayments) (note 5) ..            --               --               --               --               --
  Deductions for surrender charges
    (note 2d) ................................            --               --               --               --               --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................            (135)         (80,065)          (8,071)          (6,167)            --
                                                    ----------       ----------       ----------       ----------       ----------
      Net equity transactions ................          12,158          462,205          170,201          198,639              478
                                                    ----------       ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........          12,138          465,858          168,341          207,645              478
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................            --               --               --               --               --
                                                    ----------       ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........      $   12,138          465,858          168,341          207,645              478
                                                    ==========       ==========       ==========       ==========       ==========

CHANGES IN UNITS:
  Beginning units ............................            --               --               --               --               --
  Units purchased ............................           1,152          197,061           20,907           20,558               48
  Units redeemed .............................             (12)        (151,740)            (981)            (607)            --
                                                    ----------       ----------       ----------       ----------       ----------
  Ending units ...............................           1,140           45,321           19,926           19,951               48
                                                    ==========       ==========       ==========       ==========       ==========



See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  Organization and Nature of Operations

         Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 21, 1998. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium, and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

    (b)  The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners may invest in the following funds:

              Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
                W & R Target Funds, Inc.- Asset Strategy Portfolio (WRASP)
                W & R Target Funds, Inc.- Balanced Portfolio (WRASP)
                W & R Target Funds, Inc.- Bond Portfolio (WRBdP)
                W & R Target Funds, Inc.- Core Equity Portfolio (WRCEP)
                W & R Target Funds, Inc.- Growth Portfolio (WRGP)
                W & R Target Funds, Inc.- High Income Portfolio (WRHIP)
                W & R Target Funds, Inc.- International Portfolio (WRIP)
                W & R Target Funds, Inc.- Limited-Term Bond Portfolio (WRLBP)
                W & R Target Funds, Inc.- Money Market Portfolio (WRMMP)
                W & R Target Funds, Inc.- Science & Technology Portfolio (WRSTP) W & R Target Funds, Inc.- Small Cap Portfolio (WRSCP)

         At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

     (a) Deductions from Premium

         On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For Select Life contracts, the Company currently deducts a monthly administrative charge of $10.00 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. The charges are assessed against each contract by liquidating units.

         For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $3 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. If, at any time, there is an increase in specified amount the per $1,000 basic coverage charge will be assessed based on the amount increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-5
                     NOTES TO FINANCIAL STATEMENTS,Continued


     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year. No surrender charge is assessed on any contract surrendered after the ninth year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3) ASSET CHARGES

     For Flexible Premium and Survivorship Life contracts, the Company deducts a charge equal to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. This charge is assessed monthly by liquidating units.

(4) DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value.The contract is charged 3.9% on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the six-month period indicated, and the expense ratios and total return for the six-month period ended June 30, 2001.


The following is a summary for 2001:

                                                                             Unit        Contract                Total
                                                                 Units    Fair Value Owners' Equity  Expenses*   Return**
                                                                ------    ---------- --------------  ---------   --------
     W & R Target Funds, Inc.-
        Asset Strategy Portfolio.............................   14,378      9.511560     $136,757     0.00%       -8.45%
     W & R Target Funds, Inc.- Balanced Portfolio............   14,847      9.885343      146,768     0.00%       -3.54%
     W & R Target Funds, Inc.- Bond Portfolio................    9,502     10.520794       99,969     0.00%        2.78%
     W & R Target Funds, Inc.- Core Equity Portfolio.........   41,801      9.080786      379,586     0.00%      -11.22%
     W & R Target Funds, Inc.- Growth Portfolio..............   45,490      9.099385      413,931     0.00%      -10.19%
     W & R Target Funds, Inc.- High Income Portfolio.........    2,341     10.671343       24,982     0.00%        5.82%
     W & R Target Funds, Inc.- International Portfolio.......    6,975      8.793709       61,336     0.00%      -13.42%
     W & R Target Funds, Inc.-
        Limited-Term Bond Portfolio..........................    1,140     10.647053       12,138     0.00%        4.92%
     W & R Target Funds, Inc.-
        Money Market Portfolio...............................   45,321     10.279082      465,858     0.00%        2.29%
     W & R Target Funds, Inc.-
        Science & Technology Portfolio.......................   19,926      8.448315      168,341     0.00%      -13.00%
     W & R Target Funds, Inc.- Small Cap Portfolio...........   19,951     10.407740      207,645     0.00%        3.15%
     W & R Target Funds, Inc.- Value Portfolio...............       48      9.950000          478     0.00%       -0.50%  05/01/01
                                                                ======     =========   ----------
                                                                                       $2,117,789
                                                                                       ==========



* This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                                                                 Bulk Rate
NATIONWIDE LIFE INSURANCE COMPANY                                U.S.Postage
HOME OFFICE:  ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220   P A I D
                                                                 Columbus, Ohio
                                                                 Permit No.521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company